ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUMMARY OF FAIR VALUE OF COMMITMENT

The table below summarizes the fair value of the commitment as of December 31, 2023:

Balance at January 1, 2022	$-
Acquisition date February 3, 2022	343
Revaluation	1,190
Effect of changes in foreign exchange rates	(86)
Balance at December 31, 2022	$1,447

Revaluation	(85)
Balance at December 31, 2023	$1,362